John Hancock
New Opportunities Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Common stocks 98.4%		$318,000,127
(Cost $269,640,737)
Communication services 0.0%		480
Media 0.0%
Media General, Inc. (A)(B)	5,000	480
Consumer discretionary 13.5%		43,661,866
Auto components 2.6%
Dorman Products, Inc. (B)	37,381	2,778,156
Fox Factory Holding Corp. (B)	86,371	5,694,440
Distributors 1.2%
Pool Corp.	18,795	3,880,228
Diversified consumer services 2.1%
Grand Canyon Education, Inc. (B)	79,705	6,790,069
Hotels, restaurants and leisure 2.7%
Churchill Downs, Inc.	41,475	5,392,165
Chuy's Holdings, Inc. (B)	112,285	3,236,054
Multiline retail 0.8%
Ollie's Bargain Outlet Holdings, Inc. (B)	39,453	2,580,226
Specialty retail 3.1%
Five Below, Inc. (B)	51,593	6,382,570
Lithia Motors, Inc., Class A	23,801	3,821,965
Textiles, apparel and luxury goods 1.0%
Oxford Industries, Inc.	41,736	3,105,993
Consumer staples 2.0%		6,362,089
Food and staples retailing 2.0%
Performance Food Group Company (B)	82,846	3,898,733
PriceSmart, Inc.	32,959	2,463,356
Energy 1.0%		3,193,062
Oil, gas and consumable fuels 1.0%
Matador Resources Company (B)	226,780	3,193,062
Financials 7.6%		24,625,670
Banks 4.1%
Ameris Bancorp	118,435	5,169,688
Atlantic Union Bankshares Corp.	86,644	3,275,143
Pinnacle Financial Partners, Inc.	81,004	4,975,266
Capital markets 2.2%
Houlihan Lokey, Inc.	91,587	4,365,952
Stifel Financial Corp.	42,951	2,685,297
Consumer finance 0.9%
Encore Capital Group, Inc. (B)	77,473	2,825,440
Diversified financial services 0.0%
First Eagle Private Credit LLC (A)(B)	16,196	3,911
Insurance 0.4%
Heritage Insurance Holdings, Inc.	96,784	1,324,973
Health care 29.4%		94,992,133
Biotechnology 9.2%
Aimmune Therapeutics, Inc. (B)	151,140	4,219,829
Amicus Therapeutics, Inc. (B)	333,630	3,496,442
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Arena Pharmaceuticals, Inc. (B)	67,496	$3,197,960
Biohaven Pharmaceutical Holding Company, Ltd. (B)	79,653	4,565,710
Global Blood Therapeutics, Inc. (B)	79,366	5,277,839
Portola Pharmaceuticals, Inc. (B)	96,818	2,764,154
Retrophin, Inc. (B)	110,901	1,538,197
Vericel Corp. (B)	243,223	4,538,541
Health care equipment and supplies 8.9%
AtriCure, Inc. (B)	144,069	4,286,053
Cardiovascular Systems, Inc. (B)	148,204	6,752,174
Globus Medical, Inc., Class A (B)	116,962	6,544,024
ICU Medical, Inc. (B)	20,915	3,921,144
Integra LifeSciences Holdings Corp. (B)	53,900	3,287,361
Wright Medical Group NV (B)	130,421	3,882,633
Health care providers and services 1.9%
Acadia Healthcare Company, Inc. (B)	53,985	1,736,158
LHC Group, Inc. (B)	32,605	4,349,507
MedCath Corp. (A)(B)	4,104	2,052
Health care technology 1.4%
HMS Holdings Corp. (B)	154,688	4,671,578
Life sciences tools and services 3.0%
Bruker Corp.	71,380	3,653,942
Syneos Health, Inc. (B)	109,756	6,026,702
Pharmaceuticals 5.0%
Catalent, Inc. (B)	132,977	6,913,474
GW Pharmaceuticals PLC, ADR (B)	20,324	2,075,284
Horizon Therapeutics PLC (B)	109,400	3,586,132
Zogenix, Inc. (B)	77,548	3,705,243
Industrials 18.9%		61,266,233
Aerospace and defense 1.5%
AAR Corp.	112,212	5,014,754
Building products 0.5%
JELD-WEN Holding, Inc. (B)	66,263	1,507,483
Commercial services and supplies 1.9%
Ritchie Brothers Auctioneers, Inc.	140,364	6,034,248
Construction and engineering 0.4%
Dycom Industries, Inc. (B)	27,895	1,451,935
Electrical equipment 1.0%
Thermon Group Holdings, Inc. (B)	122,497	3,214,321
Machinery 7.3%
Helios Technologies, Inc.	46,522	2,083,255
John Bean Technologies Corp.	39,757	4,355,379
RBC Bearings, Inc. (B)	37,015	6,140,048
Spartan Motors, Inc.	287,234	5,098,404
Woodward, Inc.	50,284	5,872,668
Professional services 2.9%
Exponent, Inc.	95,787	6,087,264
Forrester Research, Inc.	84,050	3,356,117
Road and rail 0.8%
Knight-Swift Transportation Holdings, Inc.	66,936	2,475,963
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Industrials (continued)
Trading companies and distributors 2.6%
SiteOne Landscape Supply, Inc. (B)	96,602	$8,574,394
Information technology 17.9%		58,029,802
Electronic equipment, instruments and components 1.3%
Rogers Corp. (B)	32,815	4,266,606
IT services 2.4%
ExlService Holdings, Inc. (B)	42,465	2,964,482
Virtusa Corp. (B)	106,259	4,748,715
Semiconductors and semiconductor equipment 4.8%
Cabot Microelectronics Corp.	21,449	2,861,511
Entegris, Inc.	92,768	4,389,782
MACOM Technology Solutions Holdings, Inc. (B)	89,488	2,207,669
Power Integrations, Inc.	35,360	3,235,086
Silicon Laboratories, Inc. (B)	27,165	2,877,588
Software 9.4%
Bottomline Technologies DE, Inc. (B)	53,564	2,650,882
HubSpot, Inc. (B)	39,958	6,033,658
Mimecast, Ltd. (B)	142,131	6,303,510
Paylocity Holding Corp. (B)	61,872	7,568,183
Rapid7, Inc. (B)	141,290	7,922,130
Materials 3.4%		10,837,489
Chemicals 3.4%
Balchem Corp.	58,111	5,789,599
PolyOne Corp.	160,098	5,047,890
Real estate 4.7%		15,031,303
Equity real estate investment trusts 4.7%
Easterly Government Properties, Inc.	140,435	3,266,518
QTS Realty Trust, Inc., Class A	106,115	5,631,523
STAG Industrial, Inc.	197,911	6,133,262

	Yield (%)	Shares	Value
Short-term investments 1.6%			$5,301,568
(Cost $5,301,568)
Short-term funds 1.6%			5,301,568
State Street Institutional Treasury Money Market Fund, Premier Class	1.5873(C)	5,301,568	5,301,568

Total investments (Cost $274,942,305) 100.0%	$323,301,695
Other assets and liabilities, net 0.0%	68,008
Total net assets 100.0%	$323,369,703

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 11-30-19.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$480	—	—	$480
Consumer discretionary	43,661,866	$43,661,866	—	—
Consumer staples	6,362,089	6,362,089	—	—
Energy	3,193,062	3,193,062	—	—
Financials	24,625,670	24,621,759	—	3,911
Health care	94,992,133	94,990,081	—	2,052
Industrials	61,266,233	61,266,233	—	—
Information technology	58,029,802	58,029,802	—	—
Materials	10,837,489	10,837,489	—	—
Real estate	15,031,303	15,031,303	—	—
Short-term investments	5,301,568	5,301,568	—	—
Total investments in securities	$323,301,695	$323,295,252	—	$6,443
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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